SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PREPARATION - Functional and presentation currency (Details)	12 Months Ended
Mar. 31, 2022
Cybin Corp.
Disclosure of subsidiaries [line items]
Ownership	100.00%
Journey
Disclosure of subsidiaries [line items]
Ownership	100.00%
Serenity
Disclosure of subsidiaries [line items]
Ownership	100.00%
Cybin US1
Disclosure of subsidiaries [line items]
Ownership	100.00%
Adelia
Disclosure of subsidiaries [line items]
Ownership	100.00%
Cybin IRL Limited
Disclosure of subsidiaries [line items]
Ownership	100.00%